Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change From Non Taxable Acquisition			$ 3,188
Deferred Tax Liability Accrued And Other Liabilities	49	51
Deferred Tax Assets Other Current Assets	305	387
Indefinite Loss Carryforwards	168,574
Valuation Allowance, Deferred Tax Asset, Change in Amount	16,240	44,230	7,986
Non-deductible stock-based compensation	7,698	7,144	4,941
Additional tax reserve	0	0	4,100
Income Taxes Receivable	195	313
Accrued Income Taxes	4,725	5,381
Income Tax Examination, Penalties and Interest Expense, Total			1,093
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	67,308
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	39,899
Unrecognized Tax Benefit	4,166	4,717
Operating Loss Carryforward Expiration Date	years 2015 through 2031
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	170,329
United States [Member]
Indefinite Loss Carryforwards	56,265
Canadian [Member]
Indefinite Loss Carryforwards	$ 112,309